PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Independent Auditors' Report

The Board of Directors of Preferred Life Insurance Company of New York and Contract Owners of Preferred Life Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Preferred Life Variable Account C as of December 31, 1996, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material
misstatement.   An  audit  includes  examining,  on  a  test  basis,  evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Preferred Life Variable Account C at December 31, 1996, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.


                                    KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 24, 1997

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
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements

Statements of Assets and Liabilities
December 31, 1996
(In thousands except per unit data)

                                                                   Money   Growth and Precious  High   Real Estate U.S. Government
                                                                   Market    Income    Metals  Income  Securities    Securities
                                                                    Fund      Fund      Fund    Fund      Fund          Fund
                                                                   ------    -------   ------   -----    -------   ---------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Money Market Fund, 32,512 shares, cost $32,512................   $32,512         -       -        -          -              -
  Growth and Income Fund, 5,631 shares, cost $83,512............         -    98,827       -        -          -              -
  Precious Metals Fund, 573 shares, cost $8,470.................         -         -   8,191        -          -              -
  High Income Fund, 2,961 shares, cost $38,665..................         -         -       -   41,925          -              -
  Real Estate Securities Fund, 918 shares, cost $14,703.........         -         -       -        -     20,338              -
  U.S. Government Securities Fund, 7,438 shares, cost $99,440...         -         -       -        -          -        100,191
                                                                   -------   -------   -----   ------    -------        -------
      Total assets..............................................    32,512    98,827   8,191   41,925     20,338        100,191
                                                                   -------   -------   -----   ------    -------        -------
Liabilities:
 Accrued mortality and expense risk charges.....................         4         5       2        4          3              5
 Accrued administrative charges.................................         -         1       -        -          -              1
                                                                   -------    ------   -----   ------     ------        -------
      Total liabilities.........................................         4         6       2        4          3              6
                                                                   -------    ------   -----   ------     ------        -------
      Net assets................................................   $32,508    98,821   8,189   41,921     20,335        100,185
                                                                   =======    ======   =====   ======     ======        =======
Contract owners' equity (note 5)................................   $32,508    98,821   8,189   41,921     20,335        100,185
                                                                   =======    ======   =====   ======     ======        =======
 Accumulation units outstanding.................................     2,433     5,070     566    2,164        859          6,017
                                                                   =======    ======  ======   ======     ======        =======
 Accumulation unit value per unit...............................   $13.359    19.490  14.467   19.375     23.668         16.650
                                                                   =======    ======  ======   ======     ======        =======

See accompanying notes to financial statements.

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
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996
(In thousands except per unit data)

                                                                                                           Templeton
                                                              Utility     Zero        Zero        Zero    Global Income   Income
                                                              Equity     Coupon      Coupon      Coupon    Securities   Securities
                                                               Fund    Fund - 2000 Fund - 2005 Fund - 2010    Fund         Fund
                                                              -------  ----------- ----------- ----------- -----------  ----------
Investments at net asset value:
 Franklin Valuemark Funds:
  Utility Equity Fund, 5,678 shares, cost $92,724..........  $103,231          -          -           -            -           -
  Zero Coupon Fund - 2000, 1,652 shares, cost $23,884......         -     25,088          -           -            -           -
  Zero Coupon Fund - 2005, 537 shares, cost $8,057.........         -          -      8,780           -            -           -
  Zero Coupon Fund - 2010, 460 shares, cost $6,894.........         -          -          -       7,495            -           -
  Templeton Global Income Securities Fund, 1,668 shares,
   cost $21,451............................................         -          -          -           -       22,722           -
  Income Securities Fund, 5,701 shares, cost $86,292.......         -          -          -           -            -      98,115
                                                             --------     ------     ------      ------       ------      ------
      Total assets.........................................   103,231     25,088      8,780       7,495       22,722      98,115
                                                             --------     ------     ------      ------       ------      ------
Liabilities:
 Accrued mortality and expense risk charges................         5          3          3           3            3           5
 Accrued administrative charges............................         1          -          -           -            -           1
                                                             --------     ------     ------      ------       ------      ------
      Total liabilities....................................         6          3          3           3            3           6
                                                             --------     ------     ------      ------       ------      ------
      Net assets...........................................  $103,225     25,085      8,777       7,492       22,719      98,109
                                                             ========     ======     ======      ======       ======      ======
Contract owners' equity (note 5)...........................  $103,225     25,085      8,777       7,492       22,719           9
                                                             ========     ======     ======      ======       ======      ======
 Accumulation units outstanding............................     4,998      1,358        428         348        1,354       4,519
                                                             ========     ======     ======      ======       ======      ======
 Accumulation unit value per unit..........................   $20.654     18.475     20.517      21.522       16.781      21.708
                                                             ========     ======     ======      ======       ======      ======

See accompanying notes to financial statements.

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
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996
(In thousands except per unit data)

                                                              Templeton            Templeton    Templeton   Templeton   Templeton
                                                               Pacific    Rising International  Developing    Global   Global Asset
                                                               Growth   Dividends   Equity    Markets Equity  Growth    Allocation
                                                                Fund       Fund      Fund          Fund        Fund        Fund
                                                               -------   -------- ----------- -------------- --------  -----------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Pacific Growth Fund, 1,772 shares, cost $24,758.   $26,152         -          -            -          -           -
  Rising Dividends Fund, 3,373 shares, cost $37,522.........         -    51,938          -            -          -           -
  Templeton International Equity Fund, 4,555 shares,
   cost $59,120.............................................         -         -     70,367            -          -           -
  Templeton Developing Markets Equity Fund, 1,033 shares,
   cost $10,766.............................................         -         -          -       11,973          -           -
  Templeton Global Growth Fund, 2,109 shares, cost $24,277..         -         -          -            -     29,106           -
  Templeton Global Asset Allocation Fund, 299 shares,
   cost $3,359..............................................         -         -          -            -          -       3,762
                                                               -------    ------     ------       ------     ------      ------
      Total assets..........................................    26,152    51,938     70,367       11,973     29,106       3,762
                                                               -------    ------     ------       ------     ------      ------
Liabilities:
 Accrued mortality and expense risk charges.................         4         4          4            3          3           3
 Accrued administrative charges.............................         -         -          1            -          -           -
                                                               -------    ------     ------       ------     ------      ------
      Total liabilities.....................................         4         4          5            3          3           3
                                                               -------    ------     ------       ------     ------      ------
      Net assets............................................   $26,148    51,934     70,362       11,970     29,103       3,759
                                                               =======    ======     ======       ======     ======      ======
Contract owners' equity (note 5)............................   $26,148    51,934     70,362       11,970     29,103       3,759
                                                               =======    ======     ======       ======     ======      ======
 Accumulation units outstanding.............................     1,751     3,394      4,375        1,042      2,146         300
                                                               =======    ======     ======       ======     ======      ======
 Accumulation unit value per unit...........................   $14.932    15.303     16.081       11.487     13.560      12.514
                                                               =======    ======     ======       ======     ======      ======

See accompanying notes to financial statements.

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
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996
(In thousands except per unit data)
                                                                                           Templeton
                                                                                         International Mutual     Mutual
                                                                                  Capital   Smaller   Discovery   Shares     Total
                                                                       Small Cap  Growth   Companies  Securities Securities   All
                                                                         Fund      Fund      Fund       Fund       Fund      Funds
                                                                       ---------  ------- ----------- ---------- ---------  -------
Investments at net asset value:
 Franklin Valuemark Funds:
  Small Cap Fund, 407 shares, cost $5,158...........................    $5,372        -          -          -         -
  Capital Growth Fund, 223 shares, cost $2,448......................         -    2,532          -          -         -
  Templeton International Smaller Companies Fund, 64 shares,
   cost $677........................................................         -        -        725          -         -
  Mutual Discovery Securities Fund, 27 shares, cost $275............         -        -          -        278         -
  Mutual Shares Securities Fund, 43 shares, cost $434...............         -        -          -          -       442
                                                                       -------   ------     ------     ------    ------
      Total assets..................................................     5,372    2,532        725        278       442    770,062
                                                                       -------   ------     ------     ------    ------    -------
Liabilities:
 Accrued mortality and expense risk charges.........................         3        3          3          -         -         75
 Accrued administrative charges.....................................         -        -          -          -         -          5
                                                                       -------   ------     ------     ------    ------    -------
      Total liabilities.............................................         3        3          3          -         -         80
                                                                       -------   ------     ------     ------    ------    -------
      Net assets....................................................    $5,369    2,529        722        278       442    769,982
                                                                       =======   ======     ======     ======    ======    =======
Contract owners' equity (note 5)....................................    $5,369    2,529        722        278       442    769,982
                                                                       =======   ======     ======     ======    ======    =======
 Accumulation units outstanding.....................................       416      225         65         27        43     43,898
                                                                       =======   ======     ======     ======    ======    =======
 Accumulation unit value per unit...................................   $12.913   11.254     11.145     10.180    10.330
                                                                       =======   ======     ======     ======    ======

See accompanying notes to financial statements.

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
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations
For the year ended December 31, 1996
(In thousands)

                                                                 Money   Growth and Precious   High   Real Estate U.S. Government
                                                                 Market     Income    Metals   Income  Securities    Securities
                                                                  Fund       Fund      Fund     Fund      Fund          Fund
                                                                 ------  ----------  -------   ------ -----------  --------------
Investment income:
 Dividends reinvested in fund shares..........................   $ 1,621      2,058      114    2,915        652        5,488
                                                                 -------     ------    -----   ------      -----       ------
Expenses:
 Mortality and expense risk charges...........................       407      1,112      113      464        205        1,040
 Administrative charges.......................................        49        133       14       56         25          125
                                                                 -------     ------    -----   ------      -----       ------
      Total expenses..........................................       456      1,245      127      520        230        1,165
                                                                 -------     ------    -----   ------      -----       ------
      Investment income (loss), net...........................     1,165        813      (13)   2,395        422        4,323
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds.........         -      7,289      105      155          -            -
                                                                 -------     ------    -----   ------      -----       ------
  Realized gains (losses) on sales of investments:
   Proceeds from sales........................................    45,742     12,271    5,134   16,229      2,671       14,379
   Cost of investments sold...................................   (45,742)   (10,552)  (4,733) (15,052)    (2,196)     (14,419)
                                                                 -------     ------    -----   ------      -----       ------
      Total realized gains (losses) on sales of
       investments, net.......................................         -      1,719      401    1,177        475          (40)
                                                                 -------     ------    -----   ------      -----       ------
      Realized gains (losses) on investments, net.............         -      9,008      506    1,332        475          (40)
  Net change in unrealized appreciation (depreciation) on
   investments................................................         -        960     (480)     754      3,748       (2,399)
                                                                 -------     ------    -----   ------      -----       ------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net........         -      9,968       26    2,086      4,223       (2,439)
                                                                 -------     ------    -----   ------      -----       ------
Net increase (decrease) in net assets from operations.........   $ 1,165     10,781       13    4,481      4,645        1,884
                                                                 =======     ======    =====   ======      =====       ======

See accompanying notes to financial statements.

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
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the year ended December 31, 1996
(In thousands)
                                                                                                          Templeton   Investment
                                                              Utility     Zero       Zero       Zero    Global Income    Grade
                                                              Equity     Coupon     Coupon     Coupon    Securities   Intermediate
                                                               Fund     Fund-2000  Fund-2005  Fund-2010     Fund       Bond Fund
                                                              ------    ---------  ---------  --------- ------------- ------------
Investment income:
 Dividends reinvested in fund shares........................  $ 5,502      1,407        465       397       1,696         819
                                                               ------    -------    -------    ------     -------     -------
Expenses:
 Mortality and expense risk charges.........................    1,371        320        112        95         284         162
 Administrative charges.....................................      164         38         13        11          34          19
                                                               ------    -------    -------    ------     -------     -------
      Total expenses........................................    1,535        358        125       106         318         181
                                                               ------    -------    -------    ------     -------     -------
      Investment income (loss), net.........................    3,967      1,049        340       291       1,378         638
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds.......        -         14          -       108           -           -
                                                               ------    -------    -------    ------     -------     -------
  Realized gains (losses) on sales of investments:
   Proceeds from sales......................................   21,660      3,492      1,880     2,947       3,972      17,097
   Cost of investments sold.................................  (20,008)    (3,337)    (1,747)   (2,761)     (3,865)    (16,737)
                                                               ------    -------    -------    ------     -------     -------
      Total realized gains (losses) on sales of
       investments, net.....................................    1,652        155        133       186         107         360
                                                               ------    -------    -------    ------     -------     -------
      Realized gains (losses) on investments, net...........    1,652        169        133       294         107         360
  Net change in unrealized appreciation (depreciation) on
   investments..............................................       (4)      (990)      (672)     (957)        271        (737)
                                                               ------    -------    -------    ------     -------     -------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net......    1,648       (821)      (539)     (663)        378        (377)
                                                               ------    -------    -------    ------     -------     -------
Net increase (decrease) in net assets from operations.......  $ 5,615        228       (199)     (372)      1,756         261
                                                               ======    =======    =======    ======     =======     =======

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the year ended December 31, 1996
(In thousands)

                                                                                    Templeton            Templeton     Templeton
                                                             Income  Adjustable U.S. Pacific   Rising  International   Developing
                                                           Securities  Government    Growth   Dividends   Equity     Markets Equity
                                                              Fund        Fund        Fund      Fund       Fund           Fund
                                                           ---------- ------------- --------- --------- ------------ --------------
Investment income:
 Dividends reinvested in fund shares......................  $ 4,813       1,013         799       912     1,626            92
                                                             ------     --------    -------    ------   -------       -------
Expenses:
 Mortality and expense risk charges.......................    1,186         144         345       566       796           129
 Administrative charges...................................      142          17          41        68        96            15
                                                             ------     --------    -------    ------   -------       -------
      Total expenses......................................    1,328         161         386       634       892           144
                                                             ------     --------    -------    ------   -------       -------
      Investment income (loss), net.......................    3,485         852         413       278       734           (52)
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds.....      800           -         463         -     1,990           170
                                                             ------     --------    -------    ------   -------       -------
  Realized gains (losses) on sales of investments:
   Proceeds from sales....................................   10,171      17,081      12,517     4,769     9,752         2,310
   Cost of investments sold...............................   (9,284)    (17,814)    (11,609)   (3,837)   (8,796)       (2,183)
                                                             ------     --------    -------    ------   -------       -------
      Total realized gains (losses) on sales of
       investments, net...................................      887        (733)        908       932       956           127
                                                             ------     --------    -------    ------   -------       -------
      Realized gains (losses) on investments, net.........    1,687        (733)      1,371       932     2,946           297
  Net change in unrealized appreciation (depreciation) on
   investments............................................    3,616         356         605     8,111     8,342         1,405
                                                             ------     --------    -------    ------   -------       -------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net....    5,303        (377)      1,976     9,043    11,288         1,702
                                                             ------     --------    -------    ------   -------       -------
Net increase (decrease) in net assets from operations.....  $ 8,788         475       2,389     9,321    12,022         1,650
                                                             ======     ========    =======    ======   =======       =======

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the year ended December 31, 1996
(In thousands)
                                                                                         Templeton
                                                  Templeton  Templeton                 International  Mutual      Mutual
                                                   Global  Global Asset  Small  Capital   Smaller    Discovery    Shares     Total
                                                   Growth   Allocation    Cap   Growth   Companies  Securities  Securities    All
                                                    Fund       Fund      Fund    Fund      Fund        Fund        Fund      Funds
                                                   ------- ------------  ----- --------  --------   ----------  ----------  -------
Investment income:
 Dividends reinvested in fund shares............     $ 365        1         -       -          -          -           -      32,755
                                                    ------     ----    ------   -----     ------        ---         ---     -------
Expenses:
 Mortality and expense risk charges.............       288       27        19       7          3          -           -       9,195
 Administrative charges.........................        35        3         2       1          -          -           -       1,101
                                                    ------     ----    ------   -----     ------        ---         ---     -------
      Total expenses............................       323       30        21       8          3          -           -      10,296
                                                    ------     ----    ------   -----     ------        ---         ---     -------
      Investment income (loss), net.............        42      (29)      (21)     (8)        (3)         -           -      22,459
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual
   funds........................................       365        2         -       -          -          -           -      11,461
                                                    ------     ----    ------    ----     ------        ---         ---     -------
  Realized gains (losses) on sales of investments:
   Proceeds from sales..........................     1,137      229     6,080     460         93          -           -     212,073
   Cost of investments sold.....................    (1,007)    (213)   (5,985)   (440)       (91)         -           -    (202,408)
                                                    ------     ----    ------   -----     ------        ---         ---     -------
      Total realized gains (losses) on sales of
       investments, net.........................       130       16        95      20          2          -           -       9,665
                                                    ------     ----    ------   -----     ------        ---         ---     -------
      Realized gains (losses) on investments, net      495       18        95      20          2          -           -      21,126
  Net change in unrealized appreciation
  (depreciation) on investments...............       3,541      398       215      84         48          3           8      26,226
                                                    ------     ----    ------   -----     ------        ---         ---     -------
      Total realized gains (losses) and
       unrealized appreciation (depreciation) on
       investments, net........................      4,036      416       310     104         50          3           8      47,352
                                                   -------     ----    ------   -----     ------        ---         ---     -------
Net increase (decrease) in net assets from
 operations.....................................    $4,078      387       289      96         47          3           8      69,811
                                                   =======     ====    ======   =====     ======        ===         ===     =======

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets
For the years ended  December 31, 1996 and 1995
(In thousands)
                                                                 Growth and        Precious                        Real Estate
                                             Money Market Fund   Income Fund      Metals Fund  High Income Fund  Securities Fund
                                             -----------------   ------------     -----------  ----------------  ---------------
                                               1996     1995    1996     1995     1996   1995    1996    1995     1996    1995
                                              ------   ------  ------   ------   ------ ------  ------  ------   ------  ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net............  $ 1,165    1,272     813     (131)    (13)     1    2,395   1,556     422     258
  Realized gains (losses) on
   investments, net........................        -        -   9,008    2,371     506    194    1,332     184     475     186
  Net change in unrealized appreciation
   (depreciation) on investments...........        -        -     960   13,509    (480)  (159)     754   3,050   3,748   1,571
                                              ------   ------  ------   ------   -----  -----   ------  ------  ------  ------
      Net increase (decrease) in net assets
       from operations.....................    1,165    1,272  10,781   15,749      13     36    4,481   4,790   4,645   2,015
                                              ------   ------  ------   ------   -----  -----   ------  ------  ------  ------
 Contract transactions (note 5):
  Purchase payments........................   14,336   10,218  15,819    9,814   1,159    519    5,922   5,160   1,633     855
  Transfers between funds..................   (3,631)  (4,384)  6,402    9,626     669 (1,029)   1,603   4,955   1,434  (1,207)
  Surrenders and terminations..............   (7,844)  (9,094) (9,128)  (5,346)   (915)(1,297)  (5,831) (3,966) (1,728) (1,337)
  Rescissions..............................      (83)    (157)   (264)    (240)    (13)   (10)     (53)   (140)    (21)     (3)
  Other transactions (note 2)..............       (6)     (14)    (29)      21      (2)     9       (9)     26      28     (14)
                                              ------   ------  ------   ------   -----  -----   ------  ------  ------  ------
      Net increase (decrease) in net assets
       resulting from contract
       transactions........................    2,772   (3,431) 12,800   13,875     898 (1,808)   1,632   6,035   1,346  (1,706)
                                              ------   ------  ------   ------   -----  -----   ------  ------  ------  ------
Increase (decrease) in net assets..........    3,937   (2,159) 23,581   29,624     911 (1,772)   6,113  10,825   5,991     309
Net assets at beginning of year............   28,571   30,730  75,240   45,616   7,278  9,050   35,808  24,983  14,344  14,035
                                              ------   ------  ------   ------   -----  -----   ------  ------  ------  ------
Net assets at end of year..................  $32,508   28,571  98,821   75,240   8,189  7,278   41,921  35,808  20,335  14,344
                                              ======   ======  ======   ======   =====  =====   ======  ======  ======  ======

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)
                                              U.S. Government                        Zero Coupon    Zero Coupon     Zero Coupon
                                              Securities Fund   Utility Equity Fund   Fund-1995      Fund-2000       Fund-2005
                                              ---------------   -------------------  -----------    -----------     -----------
                                               1996      1995     1996      1995    1996    1995     1996   1995    1996   1995
                                              -------   ------   ------    ------   ----    ----     ----   ----    ----   ----
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net............   $ 4,323    4,337     3,967     4,316    -      252    1,049     703    340     222
  Realized gains (losses) on
   investments, net........................       (40)     267     1,652        56    -     (190)     169     127    133      93
  Net change in unrealized appreciation
   (depreciation) on investments...........    (2,399)   8,141        (4)   22,858    -      189     (990)  2,954   (672)  1,761
                                              -------   ------   -------   -------   ---   -----   ------  ------  -----   -----
      Net increase (decrease) in net
       assets from operations..............     1,884   12,745     5,615    27,230    -      251      228   3,784   (199)  2,076
                                              -------   ------   -------   -------   ---   -----   ------  ------  -----   -----
 Contract transactions (note 5):
  Purchase payments........................     7,463    6,927     5,199     5,661    -       98    2,220   4,576  1,208   1,474
  Transfers between funds..................    19,458      192    (9,257)       13    -   (4,137)  (1,036)  1,668   (671)    234
  Surrenders and terminations..............   (11,371) (10,634)  (14,003)  (12,439)   -   (1,151)  (2,141) (1,821)(1,026)   (674)
  Rescissions..............................      (165)    (103)      (61)      (78)   -        -      (85)    (85)   (64)    (57)
  Other transactions (note 2)..............       (19)      60       (11)      (59)   -       (3)     (10)    (10)    (2)     (5)
                                              -------   ------   -------   -------   ---   -----   ------  ------  -----   -----
      Net increase (decrease) in net
       assets resulting from contract
       transactions........................    15,366   (3,558)  (18,133)   (6,902)   -   (5,193)  (1,052)  4,328   (555)    972
                                              -------   ------   -------   -------   ---   -----   ------  ------  -----   -----
Increase (decrease) in net assets..........    17,250    9,187   (12,518)   20,328    -   (4,942)    (824)  8,112   (754)  3,048
Net assets at beginning of year............    82,935   73,748   115,743    95,415    -    4,942   25,909  17,797  9,531   6,483
                                              -------   ------   -------   -------   ---   -----   ------  ------  -----   -----
Net assets at end of year..................  $100,185   82,935   103,225   115,743    -        -   25,085  25,909  8,777   9,531
                                              =======   ======   =======   =======   ===   =====   ======  ======  =====   =====

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)
                                                               Templeton    Investment Grade                     Adjustable U.S.
                                             Zero Coupon     Global Income    Intermediate         Income          Government
                                             Fund - 2010    Securities Fund     Bond Fund      Securities Fund        Fund
                                            ------------    --------------- ----------------   ---------------   ---------------
                                             1996    1995    1996    1995     1996     1995     1996     1995     1996     1995
                                            ------   -----  ------  ------   ------    -----   ------   ------   ------   ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net...........  $ 291     104    1,378     532      638      408    3,485    3,335      852      834
  Realized gains (losses) on
   investments, net.......................    294     136      107      (1)     360      113    1,687      728     (733)      30
  Net change in unrealized appreciation
   (depreciation) on investments..........   (957)  1,835      271   2,221     (737)     742    3,616   10,992      356      408
                                           ------   -----   ------  ------   ------   ------   ------   ------   ------   ------
      Net increase (decrease) in net
       assets from operations.............   (372)  2,075    1,756   2,752      261    1,263    8,788   15,055      475    1,272
                                           ------   -----   ------  ------   ------   ------   ------   ------   ------   ------
 Contract transactions (note 5):
  Purchase payments.......................  1,097   1,373    1,712   1,801      939    1,410   10,882    9,139    1,552    3,443
  Transfers between funds.................   (935)  1,450     (928) (2,122) (15,408)    (567)  (1,355)   3,107  (15,809)  (6,777)
  Surrenders and terminations.............   (595)   (546)  (2,722) (2,408)  (1,630)  (1,685) (10,309)  (9,000)  (1,613)  (1,984)
  Rescissions.............................    (27)    (37)      (1)    (56)     (14)    (109)    (259)    (300)     (53)    (109)
  Other transactions (note 2).............     (5)      6       50      (3)      40       30       (1)     (26)      25        6
                                           ------   -----   ------  ------   ------   ------   ------   ------   ------    -----
      Net increase (decrease) in net
       assets resulting from contract
       transactions.......................   (465)  2,246   (1,889) (2,788) (16,073)    (921)  (1,042)   2,920  (15,898)  (5,421)
                                           ------   -----   ------  ------   ------   ------   ------   ------   ------    -----
Increase (decrease) in net assets.........   (837)  4,321     (133)    (36) (15,812)     342    7,746   17,975  (15,423)  (4,149)
Net assets at beginning of year...........  8,329   4,008   22,852  22,888   15,812   15,470   90,363   72,388   15,423   19,572
                                           ------   -----   ------  ------   ------   ------   ------   ------   ------   ------
Net assets at end of year................. $7,492   8,329   22,719  22,852        -   15,812   98,109   90,363        -   15,423
                                           ======   =====   ======  ======   ======   ======   ======   ======   ======   ======

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)
                                                                                                    Templeton
                                                                                   Templeton       Developing       Templeton
                                            Templeton Pacific      Rising        International       Markets         Global
                                               Growth Fund     Dividends Fund     Equity Fund      Equity Fund     Growth Fund
                                            -----------------  --------------    -------------     -----------     -----------
                                              1996     1995     1996    1995     1996    1995     1996    1995     1996    1995
                                             ------   ------   ------  ------   ------  ------   ------   -----   ------  ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net............   $ 413      122      278     234      734     137      (52)    (67)     42    (108)
  Realized gains (losses) on
   investments, net........................   1,371      178      932     172    2,946   1,571      297     (82)    495      40
  Net change in unrealized appreciation
   (depreciation) on investments...........     605    1,218    8,111   7,803    8,342   2,706    1,405     195   3,541   1,297
                                             ------   ------   ------  ------   ------  ------   ------   -----  ------  ------
      Net increase (decrease) in net
       assets from operations..............   2,389    1,518    9,321   8,209   12,022   4,414    1,650      46   4,078   1,229
                                             ------   ------   ------  ------   ------  ------   ------   -----  ------  ------
 Contract transactions (note 5):
  Purchase payments........................   2,063    2,320    5,191   3,197    6,974   6,496    2,224   1,669   6,947   4,462
  Transfers between funds..................     439   (3,819)   2,038   2,459    3,648  (1,789)   1,512     275   3,817   1,693
  Surrenders and terminations..............  (3,400)  (2,341)  (4,321) (2,693)  (6,296) (4,550)    (633)   (335) (1,698)   (719)
  Rescissions..............................     (20)     (28)     (78)    (85)     (18)   (162)     (32)      -    (114)    (13)
  Other transactions (note 2)..............     (17)       7       13      (2)      14       1       (6)     11      13       8
                                             ------   ------   ------  ------   ------  ------   ------   -----  ------  ------
      Net increase (decrease) in net
       assets resulting from contract
       transactions........................    (935)  (3,861)   2,843   2,876    4,322      (4)   3,065   1,620   8,965   5,431
                                             ------   ------   ------  ------   ------  ------   ------   -----  ------  ------
Increase (decrease) in net assets..........   1,454   (2,343)  12,164  11,085   16,344   4,410    4,715   1,666  13,043   6,660
Net assets at beginning of year............  24,694   27,037   39,770  28,685   54,018  49,608    7,255   5,589  16,060   9,400
                                             ------   ------   ------  ------   ------  ------   ------   -----  ------  ------
Net assets at end of year.................. $26,148   24,694   51,934  39,770   70,362  54,018   11,970   7,255  29,103  16,060
                                             ======   ======   ======  ======   ======  ======   ======   =====  ======  ======

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)
                                                                              Templeton
                                        Templeton                           International  Mutual      Mutual
                                      Global Asset                 Capital     Smaller    Discovery    Shares
                                       Allocation       Small      Growth     Companies   Securities  Securities
                                          Fund        Cap Fund      Fund        Fund         Fund        Fund      Total All Funds
                                      -----------     --------     -------   -----------  ----------  ----------   ---------------
                                      1996    1995  1996  1995   1996  1995  1996  1995  1996   1995  1996  1995    1996      1995
                                      ----    ----  ----  ----   ----  ----  ----  ----  ----   ----  ---   ----    ----      ----
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......  $ (29)   6    (21)   -     (8)   -     (3)   -     -      -      -    -     22,459    18,323
  Realized gains (losses) on
   investments, net..................     18    -     95    -     20    -      2    -     -      -      -    -     21,126     6,173
  Net change in unrealized
   appreciation (depreciation) on
   investments.......................    398    4    215    -     84    -     48    -     3      -      8    -     26,226    83,295
                                       -----  ---  -----  ---  -----   ---   ---   ---  ---    ---    ---  ---    -------   -------
       Net increase (decrease) in net
        assets from operations.......    387   10    289    -     96    -     47    -     3      -      8    -     69,811   107,791
                                       -----  ---  -----  ---  -----   ---   ---   ---  ---    ---    ---  ---    -------   -------
 Contract transactions (note 5):
  Purchase payments..................  1,950  210  1,263    -    788    -    229    -    18      -     50    -     98,838    80,822
  Transfers between funds............  1,240  159  3,907    -  1,776    -    446    -   257      -    384    -          -         -
  Surrenders and terminations........   (162)   -    (74)   -   (128)   -      -    -     -      -      -    -    (87,568)  (74,020)
  Rescissions........................    (35)   -    (15)   -     (3)   -      -    -     -      -      -    -     (1,478)   (1,772)
  Other transactions (note 2)........      -    -     (1)   -      -    -      -    -     -      -      -    -         65        49
                                       -----  ---  -----  ---  -----   ---   ---   ---  ---    ---    ---  ---    -------   -------
      Net increase (decrease) in net
       assets resulting from contract
       transactions..................  2,993  369  5,080    -  2,433    -    675    -   275      -    434    -      9,857     5,079
                                       -----  ---  -----  ---  -----   ---   ---   ---  ---    ---    ---  ---    -------   -------
Increase (decrease) in net assets...   3,380  379  5,369    -  2,529    -    722    -   278      -    442    -     79,668   112,870
Net assets at beginning of year......    379    -      -    -      -    -      -    -     -      -      -    -    690,314   577,444
                                       -----  ---  -----  ---  -----   ---   ---   ---  ---    ---    ---  ---    -------   -------
Net assets at end of year...........  $3,759  379  5,369    -  2,529    -    722    -   278      -    442    -    769,982   690,314
                                       =====  ===  =====  ===  =====   ===   ===   ===  ===    ===    ===  ===    =======   =======

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Notes to Financial Statements
December 31, 1996

1. Organization

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. or other of its affiliated adviser entities, in accordance with the selection made by the contract owner.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Preferred Life.

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include gains on the sale of fund shares as determined by the average cost method. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

The Templeton Global Asset Allocation Fund was added as an available investment option on August 4, 1995. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995. The Small Cap Fund, Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on June 10, 1996. The Mutual Discovery Securities Fund and Mutual Shares Securities Fund were added as available investment options on December 2, 1996.

The Investment Grade Intermediate Bond Fund and Adjustable U.S. Government Fund were closed on October 25, 1996 when shares of the U.S. Government Securities Fund were substituted for all shares of both funds.

On May 1, 1995, the Equity Growth Fund name was changed to Growth and Income Fund. The Global Income Fund name was changed to Templeton Global Income Securities Fund on May 1, 1996.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of the Variable Account.

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 1996 and 1995 were $468,180 and $475,980, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

2. Significant Accounting Policies (cont.)

Contract Based Expenses (cont.)

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:

                   Years Since Payment Charge
                   ------------------- ------
                          0-1           5%
                          1-2           5%
                          2-3           4%
                          3-4           3%
                          4-5          1.5%
                          5+            0%

and (c) adding the products of each multiplication in (b) above.

A contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1996 and 1995 were $1,012,666 and $1,304,496, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges for the years ended December 31, 1996 and 1995 were $11,086 and $9,505, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to 9% of purchase payments less prior surrenders annually, paid quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.

3. Investment Transactions

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1996 (in thousands):

Money Market Fund.................................  $49,638
Growth and Income Fund............................   33,090
Precious Metals Fund..............................    6,115
High Income Fund..................................   20,371
Real Estate Securities Fund.......................    4,423
U.S. Government Securities Fund...................   33,976
Utility Equity Fund...............................    7,363
Zero Coupon Fund - 2000...........................    3,474
Zero Coupon Fund - 2005...........................    1,655
Zero Coupon Fund - 2010...........................    2,872
Templeton Global Income Securities Fund...........    3,437
Investment Grade Intermediate Bond Fund...........    1,645
Income Securities Fund............................   13,313
Adjustable U.S. Government Fund...................    2,012
Templeton Pacific Growth Fund.....................   12,431
Rising Dividends Fund.............................    7,847
Templeton International Equity Fund...............   16,740
Templeton Developing Markets Equity Fund..........    5,486
Templeton Global Growth Fund......................   10,491
Templeton Global Asset Allocation Fund............    3,196
Small Cap Fund....................................   11,143
Capital Growth Fund...............................    2,888
Templeton International Smaller Companies Fund....      769
Mutual Discovery Securities Fund..................      275
Mutual Shares Securities Fund.....................      434

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

4. Federal Income Taxes

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

5. Contract Transactions - Unit Activity (In thousands)

Transactions in units for each fund for the years ended December 31, 1996 and 1995 were as follows:

                                                               Growth                               U.S.             Zero    Zero
                                                         Money   and  Precious High  Real Estate Government Utility Coupon  Coupon
                                                        Market Income  Metals Income Securities  Securities Equity  Fund -  Fund -
                                                         Fund   Fund    Fund   Fund     Fund        Fund     Fund    1995    2000
                                                         -----  ----    ----  ------ ----------    ------    -----   ----    ----
Accumulation units outstanding at December 31, 1994....  2,487 3,452    647    1,710      900      5,331     6,317    344    1,158
Contract transactions:
 Purchase payments.....................................    809   638     38      314       53        450       333      7      273
 Transfers between funds...............................   (344)  626    (75)     305      (76)        12         4   (273)      98
 Surrenders and terminations...........................   (721) (355)   (94)    (247)     (82)      (701)     (730)   (78)    (107)
 Rescissions...........................................    (12)  (16)    (1)      (9)       -         (7)       (5)     -       (5)
 Other transactions....................................     (1)    1      1        2       (1)         4        (3)     -       (1)
                                                         ----- -----    ----   -----     -----     -----     -----  -----    -----
      Net increase (decrease) in accumulation units
       resulting from contract transactions............   (269)  894   (131)     365     (106)      (242)     (401)  (344)     258
                                                         ----- -----    ----   -----     -----     -----     -----  -----    -----
Accumulation units outstanding at December 31, 1995....  2,218 4,346    516    2,075      794      5,089     5,916      -    1,416
                                                         ===== =====    ====   =====     =====     =====     =====  =====    =====
Contract transactions:
 Purchase payments.....................................  1,093   882     73      329       83        462       265      -      123
 Transfers between funds...............................   (274)  360     37       84       68      1,177      (471)     -      (56)
 Surrenders and terminations...........................   (597) (501)   (59)    (321)     (87)      (700)     (708)     -     (119)
 Rescissions...........................................     (6)  (15)    (1)      (3)      (1)       (10)       (3)     -       (5)
 Other transactions....................................     (1)   (2)     -        -        2         (1)       (1)     -       (1)
                                                         ----- -----    ----   -----     -----     -----     -----  -----    -----
      Net increase (decrease) in accumulation units
       resulting from contract transactions............    215   724     50       89       65        928      (918)     -      (58)
                                                         ----- -----    ----   -----     -----     -----     -----  -----    -----
Accumulation units outstanding at December 31, 1996....  2,433 5,070    566    2,164      859      6,017     4,998      -    1,358
                                                         ===== =====    ====   =====     =====     =====     =====  =====    =====

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

5. Contract Transactions - Unit Activity (In thousands) (cont.)

                                                       Templeton
                                          Zero   Zero    Global    Investment             Adjustable Templeton           Templeton
                                         Coupon Coupon   Income      Grade       Income      U.S.     Pacific  Rising  International
                                         Fund - Fund - Securities Intermediate Securities Government   Growth Dividends   Equity
                                          2005   2010     Fund      Bond Fund     Fund       Fund       Fund    Fund       Fund
                                          -----  ----- ---------- -----------  ---------- ----------- ------- --------  -----------
Accumulation units outstanding at
 December 31, 1994....................     403    252     1,667      1,085       4,416      1,767       2,112    2,936     4,079
Contract transactions:
 Purchase payments....................      79     73       124         94         502        296         180      284       509
 Transfers between funds..............      14     76      (148)       (38)        168       (591)       (298)     215      (146)
 Surrenders and terminations..........     (37)   (27)     (167)      (114)       (501)      (172)       (181)    (246)     (356)
 Rescissions..........................      (3)    (2)       (4)        (7)        (17)        (9)         (2)      (7)      (13)
 Other transactions...................       -      -         -          2          (1)         -           -        -         -
                                          -----  ------  -------    -------     -------    -------     -------  ------   -------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions.....      53    120      (195)       (63)        151       (476)       (301)     246        (6)
                                          -----  -----   -------    -------     -------    -------     -------  ------   -------
Accumulation units outstanding at
 December 31, 1995....................     456    372     1,472      1,022       4,567      1,291       1,811    3,182     4,073
                                          =====  =====   =======    =======     =======    =======     =======  ======   =======
Contract transactions:
 Purchase payments....................      61     54       109         61         537        128         140      388       479
 Transfers between funds..............     (34)   (47)      (58)      (980)        (69)    (1,284)         32      147       251
 Surrenders and terminations..........     (52)   (29)     (172)      (105)       (503)      (133)       (230)    (318)     (428)
 Rescissions..........................      (3)    (1)        -         (1)        (13)        (4)         (1)      (6)       (1)
 Other transactions...................       -     (1)        3          3          -           2          (1)       1         1
                                          -----   -----  -------    -------     -------    -------     -------  ------    ------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions.....     (28)   (24)     (118)    (1,022)        (48)    (1,291)        (60)     212       302
                                          -----  ------  -------    -------     -------    -------     -------  ------    ------
Accumulation units outstanding at
 December 31, 1996....................     428    348     1,354          -       4,519          -       1,751    3,394     4,375
                                          =====  =====   =======    =======     =======    =======     =======  ======    ======

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

5. Contract Transactions - Unit Activity (In thousands) (cont.)

                                                                                             Templeton
                                          Templeton   Templeton  Templeton                International  Mutual    Mutual
                                          Developing    Global  Global Asset Small Capital    Smaller  Discovery   Shares     Total
                                        Markets Equity  Growth   Allocation  Cap   Growth   Companies  Securities Securities   All
                                             Fund        Fund       Fund     Fund   Fund       Fund       Fund      Fund      Funds
                                         ------------ --------- ------------ ----- ------  -----------  ---------  --------   -----
Accumulation units outstanding at
 December 31, 1994......................       591        922        -          -      -         -           -        -      42,576
Contract transactions:
 Purchase payments......................       176        410       21          -      -         -           -        -       5,663
 Transfers between funds................        24        152       15          -      -         -           -        -        (280)
 Surrenders and terminations............       (35)       (67)       -          -      -         -           -        -      (5,018)
 Rescissions............................         -         (1)       -          -      -         -           -        -        (120)
 Other transactions.....................         1          1        -          -      -         -           -        -           5
                                            -------    -------    -----      -----  ----      ------      ------   ------    ------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions.......       166        495       36          -      -         -           -        -         250
                                            -------    -------    -----      -----  ----      ------      ------   ------    ------
Accumulation units outstanding at
 December 31, 1995......................       757      1,417       36          -      -         -           -        -      42,826
                                            =======    =======    =====      =====  ====      ======      ======   ======    ======
Contract transactions:
 Purchase payments......................       206        564      172        103     71        22           2        5       6,412
 Transfers between funds................       140        310      109        320    165        43          25       38          33
 Surrenders and terminations............       (58)      (136)     (14)        (6)   (11)        -           -        -      (5,287)
 Rescissions............................        (3)       (10)      (3)        (1)     -         -           -        -         (91)
 Other transactions.....................         -          1        -          -      -         -           -        -           5
                                            -------    -------    -----      -----  ----      ------      -------  ------    ------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions.......       285        729      264        416    225        65          27       43       1,072
                                            -------    -------    -----      -----  ----      ------      -------  ------    ------
Accumulation units outstanding at
 December 31, 1996......................     1,042      2,146      300        416    225        65          27       43      43,898
                                            =======    =======    =====      =====  ====      ======      =======  ======    ======


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1996 follows.

                                                                    Accumulation                               Ratio of Expenses
                                                                  Units Outstanding Accumulation   Net Assets      to Average
                                                                   (in thousands)    Unit Value  (in thousands)    Net Assets*
                                                                  ----------------- ------------ --------------    ----------
Money Market Fund
December 31,
 1996...........................................................            2,433       $13.359       $ 32,508           1.83%
 1995...........................................................            2,218        12.883         28,571           1.80
 1994...........................................................            2,487        12.354         30,730           1.86
 1993...........................................................              627        12.066          7,566           2.06
 1992...........................................................              301        11.932          3,587           2.09

Growth and Income Fund
December 31,
 1996...........................................................            5,070        19.490         98,821           1.90
 1995...........................................................            4,347        17.310         75,240           1.92
 1994...........................................................            3,452        13.215         45,616           1.94
 1993...........................................................            2,402        13.677         32,857           1.98
 1992...........................................................            1,227        12.574         15,424           2.02

Precious Metals Fund
December 31,
 1996...........................................................              566        14.467          8,189           2.05
 1995...........................................................              516        14.109          7,278           2.06
 1994...........................................................              647        13.979          9,050           2.08
 1993...........................................................              391        14.464          5,656           2.08
 1992...........................................................               30         9.424            279           2.09

High Income Fund
December 31,
 1996...........................................................            2,164        19.375         41,921           1.94
 1995...........................................................            2,076        17.252         35,808           1.96
 1994...........................................................            1,710        14.608         24,984           2.00
 1993...........................................................            1,135        15.155         17,207           2.04
 1992...........................................................              266        13.278          3,532           2.08

Real Estate Securities Fund
December 31,
 1996...........................................................              859        23.668         20,335           1.97
 1995...........................................................              794        18.073         14,344           1.99
 1994...........................................................              900        15.594         14,035           2.02
 1993...........................................................              437        15.369          6,712           2.07
 1992...........................................................               77        13.095          1,012           2.09

U.S. Government Securities Fund
December 31,
 1996...........................................................            6,017        16.650        100,185           1.91
 1995...........................................................            5,089        16.298         82,935           1.92
 1994...........................................................            5,331        13.835         73,747           1.93
 1993...........................................................            6,108        14.698         89,774           1.94
 1992...........................................................            2,266        13.586         30,781           1.99


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values (cont.)

                                                                     Accumulation                               Ratio of Expenses
                                                                  Units Outstanding Accumulation   Net Assets      to Average
                                                                    (in thousands)   Unit Value  (in thousands)    Net Assets*
                                                                  ----------------- ------------ --------------    -----------
Utility Equity Fund
December 31,
 1996...........................................................            4,998       $20.654       $103,225           1.90%
 1995...........................................................            5,916        19.555        115,743           1.90
 1994...........................................................            6,317        15.104         95,415           1.92
 1993...........................................................            7,479        17.319        129,527           1.91
 1992...........................................................            2,519        15.889         40,022           1.95

Zero Coupon Fund - 1995
December 31,
 1995 1.........................................................              269        15.200          4,082           1.80+
 1994...........................................................              344        14.380          4,942           1.80
 1993...........................................................              270        14.480          3,906           1.76
 1992...........................................................              171        13.665          2,343           1.65

Zero Coupon Fund - 2000
December 31,
 1996...........................................................            1,358        18.475         25,085           1.80
 1995...........................................................            1,416        18.294         25,910           1.80
 1994...........................................................            1,158        15.373         17,797           1.80
 1993...........................................................              795        16.717         13,297           1.77
 1992...........................................................              397        14.595          5,789           1.65

Zero Coupon Fund - 2005
December 31,
 1996...........................................................              428        20.517          8,777           1.80
 1995...........................................................              456        20.914          9,531           1.80
 1994...........................................................              403        16.096          6,483           1.80
 1993...........................................................              341        18.050          6,159           1.77
 1992...........................................................              108        14.975          1,622           1.65

Zero Coupon Fund - 2010
December 31,
 1996...........................................................              348        21.522          7,492           1.80
 1995...........................................................              371        22.431          8,329           1.80
 1994...........................................................              252        15.930          4,008           1.80
 1993...........................................................              193        18.144          3,502           1.65
 1992...........................................................               60        14.670            885           1.65

Templeton Global Income Securities Fund
December 31,
 1996...........................................................            1,354        16.781         22,719           2.01
 1995...........................................................            1,472        15.522         22,851           2.04
 1994...........................................................            1,667        13.726         22,888           2.11
 1993...........................................................            1,045        14.650         15,302           2.13
 1992...........................................................              406        12.733          5,164           2.07

Investment Grade Intermediate Bond Fund
December 31,
 1996 2.........................................................              891        15.740         14,032           2.00+
 1995...........................................................            1,023        15.463         15,812           2.01
 1994...........................................................            1,085        14.257         15,470           2.03
 1993...........................................................              893        14.389         12,850           2.06
 1992...........................................................              352        13.442          4,725           2.08


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values (cont.)

                                                                    Accumulation                               Ratio of Expenses
                                                                  Units Outstanding Accumulation   Net Assets      to Average
                                                                    (in thousands)   Unit Value  (in thousands)    Net Assets*
                                                                  ----------------- ------------ --------------    -----------
Income Securities Fund
December 31,
 1996...........................................................            4,519       $21.708       $ 98,109           1.90%
 1995...........................................................            4,567        19.785         90,364           1.91
 1994...........................................................            4,416        16.392         72,389           1.94
 1993...........................................................            2,634        17.734         46,707           1.96
 1992...........................................................              668        15.163         10,128           2.07

Adjustable U.S. Government Fund
December 31,
 1996 2.........................................................              912        12.389         11,298           1.99+
 1995...........................................................            1,290        11.951         15,423           1.99
 1994...........................................................            1,767        11.077         19,571           1.97
 1993...........................................................            1,971        11.254         22,179           1.98
 1992...........................................................            1,453        11.020         16,007           2.00

Templeton Pacific Growth Fund
December 31,
 1996...........................................................            1,751        14.932         26,148           2.39
 1995...........................................................            1,812        13.630         24,693           2.41
 1994...........................................................            2,112        12.802         27,037           2.47
 1993...........................................................              915        14.233         13,023           2.54
 1992 3.........................................................               58         9.761            568           2.71+

Rising Dividends Fund
December 31,
 1996...........................................................            3,394        15.303         51,934           2.16
 1995...........................................................            3,182        12.498         39,770           2.18
 1994...........................................................            2,936         9.769         28,685           2.20
 1993...........................................................            2,772        10.327         28,623           2.19
 1992 3.........................................................              617        10.848          6,696           2.07+

Templeton International Equity Fund
December 31,
 1996...........................................................            4,375        16.081         70,362           2.29
 1995...........................................................            4,073        13.263         54,018           2.32
 1994...........................................................            4,079        12.161         49,607           2.39
 1993...........................................................            1,346        12.226         16,451           2.52
 1992 3.........................................................               88         9.642            849           3.17+

Templeton Developing Markets Equity Fund
December 31,
 1996...........................................................            1,042        11.487         11,970           2.89
 1995...........................................................              757         9.582          7,254           2.81
 1994 4.........................................................              591         9.454          5,589           2.93+

Templeton Global Growth Fund
December 31,
 1996...........................................................            2,146        13.560         29,103           2.33
 1995...........................................................            1,416        11.339         16,061           2.37
 1994 4.........................................................              922        10.201          9,400           2.54+

Templeton Global Asset Allocation Fund
December 31,
 1996...........................................................              300        12.514          3,759           2.26
 1995 5.........................................................               36        10.591            379           2.30+

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values (cont.)

                                                                     Accumulation                               Ratio of Expenses
                                                                  Units Outstanding Accumulation   Net Assets      to Average
                                                                    (in thousands)   Unit Value  (in thousands)    Net Assets*
                                                                  ----------------- ------------ --------------    ----------
Small Cap Fund
December 31,
 1996 6.........................................................              416       $12.913        $ 5,369           2.17+%

Capital Growth Fund
December 31,
 1996 6.........................................................              225        11.254          2,529           2.17+

Templeton International Smaller Companies Fund
December 31,
 1996 6.........................................................               65        11.145            722           2.18+

Mutual Discovery Securities Fund
December 31,
 1996 7.........................................................               27        10.180            278           2.77+

Mutual Shares Securities Fund
December 31,
 1996 7.........................................................               43        10.330            442           2.40+

*For the year ended  December  31,  including  the effect of the expenses of the underlying  funds.
+Annualized.
1Period from January 1, 1995 to December 15, 1995 (fund closure).
2Period from January 1, 1996 to October 25, 1996 (fund closure).
3Period from March 10, 1992 (fund  commencement)  to December  31, 1992.
4Period from April 25, 1994 (fund  commencement) to December 31, 1994.
5Period from August 4, 1995 (fund  commencement) to December 31, 1995.
6Period from June 10, 1996 (fund  commencement)  to December  31,  1996.
7Period from December 2, 1996 (fund commencement) to December 31, 1996.